SHARE-BASED COMPENSATION (Details 5) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issued And Outstanding, Beginning Balance	1,283,567
Weighted Average Fair Value, Begning Balance	$ 0.38
Issued And Outstanding, Settled	(1,283,567)
Weighted Average fair Value, Settled	$ (0.38)
Issued And Outstanding, Ending Balance		1,283,567
Weighted Average Fair Value, Ending Balance
Share Based Compensation [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issued And Outstanding, Beginning Balance	1,283,567
Issued And Outstanding, Ending Balance		1,283,567
Weighted Average Fair Value, Beginning Balance	$ 0.38
Issued And Outstanding, Granted		1,283,567
Weighted Average fair Value, Granted		$ 0.38
Weighted Average Fair Value, Ending Balance		$ 0.38